Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Summit Municipal Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug. 08, 2012
Document Creation Date	dei_DocumentCreationDate	Aug. 03, 2012